Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies [Abstract]
Commitments and contingencies
19.	Commitments and contingencies

In the normal course of business, we conduct product research and development programs through collaborative programs that include, among others, arrangements with universities, contract research organizations and clinical research sites. We have contractual arrangements with these organizations. As of December 31, 2021, external research projects included in the schedule below for 2022 total CHF 19.4 million that have been committed.

We lease our corporate, laboratory and other facilities under multiple leases at the EPFL Innovation Park in Ecublens, near Lausanne, Canton of Vaud, Switzerland. Our lease agreements have no termination clauses longer than a 12-month contractual notice period. Since January 1, 2019, the Company has applied IFRS 16 and recognized a right-of-use asset for its leases, except for short-term and low-value leases as indicated in Note 3. See “Note 5. Right-of-use assets and lease liabilities” for the contractual undiscounted cash flows for lease obligations.

	As of December 31,
In CHF thousands	2021	2020
Within 1 year	19,785	25,072
Between 1 and 3 years	3,620	8,885
Between 3 and 5 years	243	341
More than 5 years	51	57
Total	23,699	34,355